Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of operating and finance leases assets and liabilities

	As of December 31,
	2024	2023
Lease assets and liabilities
Operating lease assets, net	$16,603	$21,725
Finance lease assets, net	40,454	89,282

Operating lease liabilities-current	$9,223	$21,385
Operating lease liabilities-noncurrent	7,564	1,596
Operating lease liabilities-total	$16,787	$22,981

Finance lease liabilities-current	$11,053	$10,146
Finance lease liabilities-noncurrent	56,559	65,520
Finance lease liabilities-total	$67,612	$75,666

Schedule of lease cost, weighted average remaining lease terms and discount rates of operating and finance leases

Components of lease cost, weighted average remaining lease terms and discount rates of operating and finance leases consist of the following:

	Years Ended December 31,
	2024	2023	2022
Lease expenses
Operating lease expenses - SG&A portion	$21,874	$23,089	$49,184
Finance lease expenses
Depreciation expense of leased assets	50,426	17,625	21,019
Interest expense of finance lease	$3,420	$2,306	$1,315

Other Information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows - operating leases	$22,959	$23,039	$45,952
Operating cash flows - finance leases	3,420	2,306	1,315
Financing cash flows - finance leases	$10,216	$41,328	$26,698

Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$15,359	$-	$41,626

Weighted average remaining lease term (in years)
Operating leases	1.01	1.00	2.00
Finance leases	5.41	3.25	0.92

Average discount rate
Operating leases	7.74%	5.77%	5.77%
Finance leases	4.67%	4.63%	4.63%

Schedule of future minimum payments under operating and finance leases

Future minimum payments under operating and finance leases consist of the following:

	Operating Leases	Finance Leases
Future minimum lease payments
Year December 31, 2025	$10,263	$13,975
Year December 31, 2026	7,888	13,975
Year December 31, 2027	-	13,975
Year December 31, 2028	-	13,975
Year December 31, 2029	-	13,975
Thereafter	-	6,597
Total	$18,151	$76,472
Less: Interest	(1,364)	(8,860)
Present value of lease liabilities	$16,787	$67,612